ACQUISITIONS (Details) - Long-term Debt, Type [Domain]				6 Months Ended
	May. 14, 2015 USD ($) bbl / d mi	May. 05, 2015 USD ($) shares	Sep. 16, 2014 bbl / d	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($)
Maturities of marketable securities				$ 1,380,085,000	$ 299,987,000
Proceeds from revolving credit agreement				24,500,000
Repayment of term loan	$ (700,000)			(700,000)
Business Acquisition, Transaction Costs				530,000
Delaware City West Heavy Crude Unloading Rack [Member]
Unloading capacity | bbl / d			40,000
Delaware City Products Pipeline [Member]
Oil and Gas, Pipeline miles | mi	23.4
Oil and Gas, Pipeline Diameter	16
Oil And Gas Plant, Pipeline Capacity | bbl / d	125,000
Delaware City Truck Rack [Member]
Unloading capacity | bbl / d	76,000
Number Of Unloading Lanes	15
Delaware City Products Pipeline and Truck Rack [Member]
Maturities of marketable securities	$ 700,000
Entities Under Common Control, Assets Received, Value	15,975,000
PBF LLC [Member]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned				$ 30,500,000
PBF LLC [Member] | Delaware City Products Pipeline and Truck Rack [Member]
Business Combination, Consideration Transferred		$ 143,000,000
Payments to Acquire Businesses, Gross		112,500,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 30,500,000
Proceeds from revolving credit agreement	23,800,000
Limited Partner [Member] | Common Units [Member] | PBF LLC [Member]
Additional shares issued (in shares) | shares				1,288,420
Limited Partner [Member] | Common Units [Member] | PBF LLC [Member] | Delaware City Products Pipeline and Truck Rack [Member]
Additional shares issued (in shares) | shares		1,288,420
Term Loan [Member]
Proceeds from revolving credit agreement	$ 700,000